Variable Interest Entities	12 Months Ended
Jun. 30, 2023
Variable Interest Entities
Variable Interest Entities
2.	Variable Interest Entities

To satisfy PRC laws and regulations, the Company conducts certain business in the PRC through its VIEs.

The significant terms of the VIE Agreements are summarized below:

Exclusive Technical Consultation and Service Agreements:

Pursuant to the Exclusive Technical Consultation and Service Agreement between Hywin Enterprise Management Consulting (Shanghai) Co., Ltd. (Hywin Consulting) and each of the VIEs, Hywin Consulting has the exclusive right to provide consultation and services to the VIEs in its businesses and operations, human resources, technology and intellectual property rights, in return for fee equal to 100% of the consolidated net income of each of the VIEs.

Without Hywin Consulting’s prior written consent, the VIEs shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party, or enter into any similar agreement with any third party. Hywin Consulting has the right to determine the service fee charged to each of the VIEs under the respective agreement by considering, among other things, the complexity of the services, the time spent by employees of Hywin Consulting to provide the services, content and commercial value of the service provided, as well as the benchmark price of similar services in the market. Hywin Consulting exclusively owns any intellectual property rights arising from the performance of this Exclusive Technical Consultation and Service Agreement. The Exclusive Technical Consultation and Services Agreements remain in effect for 20 years from the date when the agreements were signed. The Exclusive Technical Consultation and Service Agreements can be extended only if Hywin Consulting gives its written consent of the extension before the expiration of the agreements and the VIEs will agree to the extension without reserve.

Equity Pledge Agreements:

Pursuant to a series of Equity Pledge Agreements among Hywin Consulting, each of the VIEs and each of their respective shareholders, shareholders of the VIEs shall pledge all of their equity interests in the respective VIEs to Hywin Consulting to guarantee the VIEs’ performance of relevant obligations and indebtedness under each of their respective Exclusive Technical Consultation and Service Agreement and other control agreements (“Control Agreement”).

In addition, all the shareholders of the VIEs has completed on September 25, 2020 the registration of the equity pledge under the Equity Pledge Agreements with the competent local authority in the PRC. If the VIEs or any of its shareholders breach its obligation under the Control Agreement, Hywin Consulting, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests in order to recover these breached amounts.

The respective Equity Pledge Agreements will be continuously valid until all of the shareholders of that VIE are no longer its shareholders or until that VIE’s obligations under the Control Agreements are satisfied.

Equity Option Agreements:

Pursuant to a series of Equity Option Agreements among Hywin Consulting, each of the VIEs and each of their respective shareholders, Hywin Consulting has the exclusive right to require all the shareholders of the respective VIEs to fulfill and complete all approval and registration procedures required under the PRC laws for Hywin Consulting to purchase, or designate one or more persons to purchase, equity interests owned by the VIEs’ shareholders in the respective VIEs, once or at multiple times at any time in part or in whole at Hywin Consulting’s sole and absolute discretion. The purchase price will be the lowest price allowed by the PRC laws. The respective Equity Option Agreements will remain effective until all the equity interest owned by each shareholder of that VIE has been legally transferred to Hywin Consulting or its designee(s).

Voting Right Proxy and Financial Support Agreements:

Pursuant to the Voting Rights Proxy and Financial Supporting Agreements among Hywin Consulting, each of the VIEs and each of their respective shareholders, each shareholder of the VIEs irrevocably appointed Hywin Consulting or Hywin Consulting’s designee to exercise all his/her/its rights as a shareholder of the respective VIEs under the Articles of Association of that VIE, including but not limited to the power to exercise all shareholders’ voting rights with respect to all matters to be discussed and voted in the shareholders’ meeting of that VIE. In consideration of the foregoing grant of voting rights by all of the shareholders of the VIEs, Hywin Consulting agrees to arrange for funds to be provided as necessary to the VIEs in connection with their respective business needs. In the case that any of VIEs is unable to repay the financial support, the VIEs should have no repayment obligation. The term of the Voting Rights Proxy and Financial Support Agreements is 20 years.

As a result of these VIE Agreements, the Company through its wholly-owned subsidiary, Hywin Consulting, was granted with unconstrained decision making rights and power over key strategic and operational functions that would significantly impact the VIEs’ economic performance. As a result of the Exclusive Technical Consultation and Service Agreements, the Equity Pledge Agreements and the Equity Option Agreements, the Company will bear all of the VIEs’ operating costs in exchange for the 100% net income of the VIEs. Under these agreements, the Company has the absolute and exclusive right to enjoy economic benefits similar to equity ownership through the VIE Agreements with the VIEs and their shareholders.

Risks in relation to the VIE structure

The Company believes that its current contractual arrangements with the VIEs and their respective shareholders are valid, binding and enforceable. However, there are uncertainties and risks in relation to the Company’s VIE Structure.

On March 15, 2019, the National People’s Congress of the PRC approved the Foreign Investment Law, which came into effect on January 1, 2020, replacing three existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-invested Enterprise Law, as well as their implementation rules and ancillary regulations.

The Foreign Investment Law embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. While it does not explicitly classify contractual arrangements as a form of foreign investment, there is no assurance that foreign investment via contractual arrangement would not be interpreted as a type of indirect foreign investment activity under the definition in the future. In addition, the definition contains a catch-all provision which includes investments made by foreign investors through means stipulated in the laws or administrative regulations or other methods prescribed by the State Council. Therefore, it still leaves leeway for future laws, administrative regulations or provisions promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. In any of these cases, it will be uncertain whether the Company’s contractual arrangements will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. Furthermore, if future laws, administrative regulations or provisions prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangements, the Company may face substantial uncertainties as to whether it can complete such actions in a timely manner, or at all. Failure to take timely and appropriate measures in response to any of these or similar regulatory compliance changes could materially and adversely affect the Company’s current corporate structure, corporate governance and business operations.

In addition, these contractual arrangements may not be as effective in providing the Company with control over the VIEs as direct ownership. Due to its VIE structure, the Company has to rely on contractual rights to effect control and management of the VIEs, which exposes it to the risk of potential breach of contract by the shareholders of the VIEs for a number of reasons. For example, their interests as shareholders of the VIEs and the interests of the Company may conflict, and the Company may fail to resolve such conflicts; the shareholders may believe that breaching the contracts will lead to greater economic benefit for them; or the shareholders may otherwise act in bad faith. If any of the foregoing were to happen, the Company may have to rely on legal or arbitral proceedings to enforce its contractual rights, including specific performance or injunctive relief, and claiming damages. Such arbitral and legal proceedings may cost substantial financial and other resources, and result in a disruption of its business, and the Company cannot assure that the outcome will be in its favor. In addition, as all of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through either arbitration or litigation in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these contractual arrangements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company is unable to enforce any of these agreements, the Company would not be able to exert effective control over the affected VIEs and consequently, the results of operations, assets and liabilities of the affected VIEs and their subsidiaries would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position and operating performance would be materially adversely affected.

Total assets and liabilities presented on the Group’s consolidated balance sheets, net revenues, operating cost and expenses, and net income presented on the Group’s consolidated statements of income and comprehensive income, as well as the cash flows from operating, investing and financing activities presented on the Group’s consolidated statements of cash flows are substantially the financial position, result of operations and cash flows of the Company’s consolidated VIEs. The following balances and amounts of the VIEs were included in the Group’s consolidated financial statements as of June 30, 2022 and 2023 or for the years ended June 30, 2021, 2022 and 2023.

	As of June 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)

Total Assets	1,609,296	2,243,526	310,488
Total liabilities	784,499	1,183,705	163,816

	Years Ended June 30,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)

Net revenues	1,834,422	1,942,113	2,091,757	301,280
Net income	207,662	239,445	131,222	18,900
Cash flow provided by operating activities	334,038	242,326	525,229	75,650
Cash flow used in investing activities	(14,631)	(286,497)	(201,099)	(28,965)
Cash flow provided by/(used in) financing activities	4,895	(1,000)	1,568	226